SHARE CAPITAL - Warrants (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of warrants outstanding	194,974	206,000	197,000	183,250
Debenture, warrants issued		9,000	13,750
Warrants expired	(11,026)
Centurion debenture
Class of Warrant or Right [Line Items]
Number of warrants outstanding			13,500
Convertible Debt
Class of Warrant or Right [Line Items]
Number of warrants outstanding	8,645
Centurion debenture
Class of Warrant or Right [Line Items]
Number of warrants outstanding	13,750
Other warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding	9,000
Warrants issued
Class of Warrant or Right [Line Items]
Number of warrants outstanding		9,000
Roth Capital
Class of Warrant or Right [Line Items]
Number of warrants outstanding		9,000
December 2020 equity financing
Class of Warrant or Right [Line Items]
Number of warrants outstanding	163,579